Stockholders' (Deficit) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised	(5,060)
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, ending	207,650	210,646	144,139
Range of option/warrant price per share, outstanding, beginning		2.00 – 26.00	0.08 – 26.00
Weighted Average Exercise Price Outstanding, ending	$ 5.20	$ 6.80	$ 10.40
Weighted Average Contractual Life	6 years 1 month 13 days	6 years 7 months 6 days	7 years 6 months	6 years 9 months 18 days
Granted		8,750	71,313
Range of option/warrant price per share, Granted		4.80 – 5.20	2.00
Weighted Average Exercise Price, Granted		$ 5.20	$ 2.00
Exercised	(6,592)	(2,500)	(100,000)
Option Exercised		2.00	2.00
Weighted Average Exercise Price, Exercised	$ 2.0	$ 2.00	$ 2.00
Expired/Cancelled		(9,246)	(92,232)
Range of option/warrant price per share, Expire/Cancelled		14.00 – 14.40	2.00
Weighted Average Exercise Price, Expire/Cancelled		$ 14.40	$ 2.00
Outstanding, ending	201,155	207,650	210,646	144,139
[custom:ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisesPricesEnd]		2.00 – 15.60
Weighted Average Exercise Price Outstanding, ending		$ 5.20	$ 6.80	$ 10.40
Exercisable, ending		130,681
Exercisable, ending		2.00 – 15.60
Exercisable, ending	$ 5.53	$ 6.80
Weighted Average Contractual Life, Exercisable	6 years 1 month 13 days	5 years 6 months
Outstanding, beginning	207,650
[custom:ShareBasedCompensationSharesAuthorizedUnderStockOptionPlanExercisesPrice]	2.0-16
Weighted Average Exercise Price Outstanding, beginning	$ 5.2
Range of option/warrant price per share, Granted
Option Exercised	$ 2.0
Expired/Cancelled		9,246	92,232
Range of option/warrant price per share, Expire/Cancelled
Outstanding, ending	201,155	207,650
Range of option per share outstanding ending balance	2.0-16
Weighted Average Exercise Price Outstanding, ending	$ 5.53	$ 5.2
Outstanding, ending	201,155	207,650	210,646	144,139
Range of option/warrant price per share, Exercisable ending	2.0-16